CASH FLOWS	12 Months Ended
Dec. 31, 2020
CASH FLOWS
CASH FLOWS

NOTE 24 – CASH FLOWS

USDm	2020	2019	2018
Reversal of other non-cash movements:
Exchange rate adjustments	(0.2)	(0.9)	—
Share-based payments	1.7	1.9	2.0
Other adjustments	(0.4)	(0.1)	—
Total	1.1	0.9	2.0

USDm	2020	2019	2018
Change in bunkers, receivables and payables:
Change in bunkers	12.4	5.1	(6.2)
Change in receivables	12.5	(2.5)	(10.4)
Change in prepayments	1.3	(0.7)	1.5
Change in trade payables and other liabilities	(20.3)	22.8	11.7
Other changes	18.9	(0.8)	(2.2)
Adjusted for fair value changes of derivative financial instruments	(8.9)	(12.0)	(7.1)
Total	15.9	11.9	(12.7)